Fees Summary	Aug. 07, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 4,574,211.02
Previously Paid Amount	0.00
Total Fee Amount	631.70
Total Offset Amount	0.00
Net Fee	631.70
Narrative - Max Aggregate Offering Price	$ 4,574,211.02
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A
Final Prospectus	true